            MERCURY INTERNATIONAL FUND
                OF MERCURY ASSET MANAGEMENT FUNDS, INC.

[MERCURY ARTWORK]

                A SUBSCRIPTION PERIOD FOR SHARES OF THE FUND
                WILL END ON OCTOBER 27, 1998, UNLESS EXTENDED.

                THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD
                KNOW BEFORE INVESTING, INCLUDING INFORMATION
                ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST
                AND KEEP IT FOR FUTURE REFERENCE.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A
                CRIMINAL OFFENSE.

                PROSPECTUS - AUGUST 14, 1998

                                                 [MERCURY ASSET MANAGEMENT LOGO]

Table of Contents

                                                             PAGE
[FUND FACTS LOGO]

FUND FACTS
-----------------------------------------------------------------
About the Mercury International Fund........................    2
Fees and Expenses...........................................    4

[ABOUT THE DETAILS LOGO]

ABOUT THE DETAILS
-----------------------------------------------------------------
How the Fund Invests........................................    6
Investment Risks............................................    8

[ACCOUNT CHOICES LOGO]

ACCOUNT CHOICES
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Pricing of Shares...........................................   13
How to Buy, Sell, Transfer and Exchange Shares..............   18
How Shares are Priced.......................................   22
Fee-Based Programs..........................................   23
Dividends, Capital Gains and Taxes..........................   23

[THE MANAGEMENT TEAM LOGO]

THE MANAGEMENT TEAM
-----------------------------------------------------------------
Master/Feeder Structure.....................................   25
Management of the Fund......................................   26

[TO LEARN MORE LOGO]

TO LEARN MORE
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover

MERCURY INTERNATIONAL FUND

[FUND FACTS LOGO]

Fund Facts

IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

COMMON STOCK -- units of ownership of a corporation.

PREFERRED STOCK -- class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

CONVERTIBLE SECURITIES -- corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

ABOUT THE MERCURY INTERNATIONAL FUND
--------------------------------------------------------------------------------

WHAT ARE THE FUND'S GOALS?

The Fund's main goal is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. In other words, it tries to choose investments located outside the United States that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Fund will achieve its goals.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in stocks of companies located outside the United States that its management believes are undervalued or have good prospects for earnings growth. A company's stock is considered to be undervalued by the Fund's management when its price is less than what the Fund believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund also allocates investments to particular countries when the management of the Fund believes, based on an evaluation of economic, political and social factors, that the country's economy presents good prospects for overall economic growth. The Fund purchases COMMON STOCK, PREFERRED STOCK, and CONVERTIBLE SECURITIES and other instruments. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world.

The Fund invests all of its assets in a Portfolio of Mercury Asset Management Master Trust that has the same goals as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Portfolio the Fund invests in.


2                                                     MERCURY INTERNATIONAL FUND

[FUND FACTS LOGO]

Fund Facts

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any equity fund, the value of the Fund's investments, and therefore the value of your Fund's shares, may go up or down. These value changes in the Fund's investments may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.

In addition, because the Fund will invest most of its assets in non-U.S. securities, the Fund will be subject to additional risks. For example, the Fund's securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Non-U.S. securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is in a country with an emerging capital market.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:
      - Are investing with long-term goals in mind, such as retirement or funding a child's education.
      - Are not looking for current income.
      - Can tolerate the increased price volatility and currency fluctuations associated with investments in non-U.S. securities.
      - Are willing to accept the risk that your investment may fluctuate over the short term in exchange for the potential of higher long-
        term returns.
      - Want to diversify your portfolio.
      - Want to complement your U.S. holdings through equity investments in countries outside the United States.
      - Are prepared to receive taxable short-term capital gains.


MERCURY INTERNATIONAL FUND                                                     3

[FUND FACTS LOGO]

Fund Facts

UNDERSTANDING EXPENSES
Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

EXPENSES PAID DIRECTLY BY THE SHAREHOLDER:

SHAREHOLDER FEES -- fees paid directly from your investment. These include sales charges and redemption fees, which you may pay when you buy or sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER (these costs are deducted from the Fund's total assets):

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.

MANAGEMENT FEE -- a fee paid to the investment adviser for managing the Fund.

DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as advertising and promotion.

ACCOUNT MAINTENANCE FEES -- fees used to compensate dealers for account maintenance activities.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

THIS TABLE SHOWS THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE DIFFERENT CLASSES OF SHARES OF THE FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

                  SHAREHOLDER FEES:                         CLASS I       CLASS A     CLASS B(b)    CLASS C
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS
A PERCENTAGE OF OFFERING PRICE)                             5.25%(c)      5.25%(c)     NONE         NONE
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LOWER)                                         NONE(d)       NONE(d)      4.00%(c)     1.00%(c)
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON DIVIDEND
REINVESTMENTS                                               NONE          NONE         NONE         NONE
------------------------------------------------------------------------------------------------------------
REDEMPTION FEE                                              NONE          NONE         NONE         NONE
------------------------------------------------------------------------------------------------------------
EXCHANGE FEE                                                NONE          NONE         NONE         NONE
------------------------------------------------------------------------------------------------------------
MAXIMUM ACCOUNT FEE                                         NONE          NONE         NONE         NONE
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(a):
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE(e)                                           0.75%         0.75%        0.75%        0.75%
------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR ACCOUNT MAINTENANCE (12b-1)
FEES(f)                                                     NONE          0.25%        1.00%        1.00%
------------------------------------------------------------------------------------------------------------
OTHER EXPENSES (INCLUDING TRANSFER AGENCY FEES)(g)          0.49%         0.49%        0.49%        0.49%
ADMINISTRATIVE FEES(h)                                      0.25%         0.25%        0.25%        0.25%
                                                            -----         -----        -----        -----
 TOTAL OTHER EXPENSES                                       0.74%         0.74%        0.74%        0.74%
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(i)                     1.49%         1.74%        2.49%        2.49%
------------------------------------------------------------------------------------------------------------

(a) The fees and expenses include the expenses of both the Fund and the Portfolio it invests in.

(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.

(c) Some investors may qualify for reductions in the sales charge (load).

(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year. See page 15 for details.

(e) Paid by the Portfolio. The investment adviser pays the sub-adviser out of this fee. The investment adviser or its affiliate provides accounting services to the Portfolio at its cost.

(f) If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Class B and C shares pay a Distribution Fee of 0.75% and an Account Maintenance Fee of 0.25%. Class A shares pay only an Account Maintenance Fee of 0.25%.

(g) Based on estimated amounts for the current fiscal year. The Transfer Agent is an affiliate of the investment adviser. The Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs.

(h) Paid by the Fund. The administrator provides accounting services to the Fund at its cost.

(i) In addition, certain securities dealers may charge a fee to process a purchase or sale of shares.


4                                                     MERCURY INTERNATIONAL FUND

[FUND FACTS LOGO]

Fund Facts

EXAMPLE

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:

                           CLASS I            CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------
 ONE YEAR                   $ 669             $   693           $   652            $ 352
------------------------------------------------------------------------------------------
 THREE YEARS                $ 971             $ 1,044           $ 1,076            $ 776
------------------------------------------------------------------------------------------

Expenses if you did not redeem your shares:

                           CLASS I            CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------
 ONE YEAR                   $ 669             $   693           $   252            $ 252
------------------------------------------------------------------------------------------
 THREE YEARS                $ 971             $ 1,044           $   776            $ 776
------------------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND                                                     5

[ABOUT THE DETAILS LOGO]

About the Details

ABOUT THE PORTFOLIO MANAGEMENT TEAM -- The Fund is managed by members of a team of 18 investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Claus Anthon, Tammy Chow, Gary Lowe, Juliet Marber, Charles Prideaux, and Manraj Sekhon. Charles Prideaux is primarily responsible for the day-to-day management of the Fund.

ABOUT THE INVESTMENT ADVISER -- Mercury Asset Management International Ltd. is the investment adviser.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's main goal is long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. In selecting securities, the Fund emphasizes those securities that Fund management believes to be undervalued or have good prospects for earnings growth.

The Fund will generally invest at least 80% of its total assets in equity securities of at least two different countries outside the United States. Equity securities consist of:

      - Common Stock
      - Preferred Stock
      - Securities Convertible into Common Stock
      - Derivative securities, such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

A company's stock is considered undervalued when the stock's current price is less than what the Fund's management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factors such as:

      - financial resources
      - value of assets
      - sales and earnings growth
      - product development
      - quality of management
      - overall business prospects

A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund also allocates investments to countries that the management of the Fund believes, based on an evaluation of economic, political and social factors, present good prospects for overall economic growth. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.


6                                                     MERCURY INTERNATIONAL FUND

[ABOUT THE DETAILS LOGO]

About the Details

The Fund will invest in securities of companies located in developed countries and countries with emerging capital markets outside the United States. The Fund may invest without limit in countries with emerging capital markets, including countries in Eastern Europe, Latin America and the Far East. The Fund will invest in part based on the Fund's evaluation of a country's economic, political and social factors. The Fund may invest in debt securities that are issued together with a particular equity security. The Fund may invest in derivatives to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities.

The Fund may invest in companies of any size, but tends to focus on medium and large companies. The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund's management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells securities.

The Fund will normally invest almost all of its assets in the above described manner. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Fund may also make short-term investments, purchase high quality bonds or buy or sell derivatives, to reduce exposure to equity securities when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares.

The Fund may use many different investment strategies in seeking its investment objectives, and it has certain investment restrictions. These strategies and certain of the restrictions and policies governing the Fund's investments are explained in the Fund's Statement of Additional Information. If you would like to learn more about how the Fund may invest, request the Statement of Additional Information.

MERCURY INTERNATIONAL FUND                                                     7

[ABOUT THE DETAILS LOGO]

About the Details

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund.

As with any mutual fund, there can be no guarantee that the Fund will meet its goals, or that the Fund's performance will be positive over any period of time.

This Fund is subject to three principal risks: market risk, selection risk and foreign investment risk. Market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Selection risk is the risk that the stocks that the Fund's adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies. Foreign investment risk is the risk that the Fund's investments in non-U.S. securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to non-U.S. investment. In addition to these risks, certain investment techniques that the Fund may use entail other risks:

LIQUIDITY, INFORMATION AND VALUATION RISKS

Certain securities, including securities of companies in countries with emerging capital markets, securities of small companies, and "restricted securities" may be illiquid or volatile, making it difficult or impossible to sell them at the time and at the price that the Fund would like. Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Fund may buy directly from the issuer. Also, important information about these companies, securities or the markets in which they trade, may be inaccurate or unavailable. It may be difficult to value accurately these types of securities. Certain derivatives may be subject to these risks as well.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

Certain European countries have agreed to enter into EMU in an effort to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. Among other things, EMU establishes a single European currency (the euro), which will be introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) will be redenominated


8                                                     MERCURY INTERNATIONAL FUND

[ABOUT THE DETAILS LOGO]

About the Details

in the euro and, thereafter, will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:

      - If the euro, or EMU as a whole does not take effect as planned.

      - If a participating country withdraws from EMU.

      - If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion.

OTHER FOREIGN SECURITY RISKS

      - The value of the Fund's non-U.S. holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

      - The Fund's non-U.S. securities holdings may be adversely affected by foreign government action.

      - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect the Fund's non-U.S. holdings.

      - The Fund may be able to invest in certain small non-U.S. markets only by investing in another fund that in turn invests in those markets. It may cost the Fund more to buy shares of these funds than it would to buy the non-U.S. securities directly.

      - The foregoing risks are heightened when the investment is made in a country that has an emerging capital market. The development of a capital market depends on a number of factors, including a country's success in making political, economic and social reforms. If a country were to discontinue its process of reform, or experience other destabilizing events, the Fund's investments could be adversely affected. In addition,


MERCURY INTERNATIONAL FUND                                                     9

[ABOUT THE DETAILS LOGO]

About the Details

        because of the small size of the capital market in a country with an emerging capital market or governmental restrictions on foreign investment, there may be fewer investment opportunities available to the Fund than in more developed markets. This could limit the Fund's ability to diversify its holdings among issuers, industries and countries.

      - If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

      - Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that the Fund's assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

BORROWING

The use of borrowing can increase the Fund's exposure to market risk. That is, when the Fund borrows money to make more investments than it otherwise could or to meet redemptions, and the Fund's investments go down in value, the Fund's losses will be magnified.

DERIVATIVES

The Fund may also use instruments referred to as "Derivatives." Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the S&P 500 or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including many of the risks described above. Other risks include:

      - Credit risk -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.


10                                                    MERCURY INTERNATIONAL FUND

[ABOUT THE DETAILS LOGO]

About the Details

      - Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      - Index risk -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

The Fund may use the following types of derivative instruments:

      - Futures -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures may involve leverage risk and currency risk.

      - Forwards -- private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Forwards involve credit risk and leverage risk, and may involve currency risk.


MERCURY INTERNATIONAL FUND                                                    11

[ABOUT THE DETAILS LOGO]

About the Details

      - Options -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options may involve leverage risk. Private options also involve credit risk and liquidity risk. Options also may involve currency risk.

CONVERTIBLE SECURITIES

Convertible securities, including bonds and preferred stock, are convertible into common stock. As a result of the conversion feature, the interest or dividend rate on a convertible security is generally less than would be the case if the security were not convertible. The value of a convertible security will be affected both by its stated interest or dividend rate and the value of the underlying common stock. Therefore, its value will be affected by the factors that affect both debt securities (such as interest rates) and equity securities (such as stock market movements generally). Some convertible securities might require the Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Fund.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities.


12                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

PRICING OF SHARES
--------------------------------------------------------------------------------

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or A, you will pay a sales charge at the time of purchase. If you buy Class A shares, you also will pay an ongoing account maintenance fee of 0.25%. If you select Class B or C shares, you can invest the full amount of your purchase price, but you will be subject to a distribution fee and account maintenance fee payable over time and possibly a deferred sales charge when you sell shares. You may be eligible for a sales charge waiver. See the table below.

If you purchase Class B or C shares you pay a distribution fee of 0.75% and an account maintenance fee of 0.25% on an ongoing basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge.

The Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

A subscription period for the shares will end on October 27, 1998, unless extended. Subscriptions will be payable, shares will be issued and the Fund will commence operations on the third business day after the end of the subscription period. The Fund or the Distributor can terminate the subscription offering at any time, in which case the Fund will not commence operations or will commence operations with a limited number of shares.

After the Fund commences operations, shares can be purchased on each business day.


MERCURY INTERNATIONAL FUND                                                    13

[ACCOUNT CHOICES LOGO]

Account Choices

To better understand the pricing of the Fund's shares, we have summarized the information below:

                               CLASS I                   CLASS A                   CLASS B                  CLASS C
---------------------------------------------------------------------------------------------------------------------------
AVAILABILITY?          LIMITED TO CERTAIN        GENERALLY AVAILABLE       GENERALLY AVAILABLE      GENERALLY AVAILABLE
                       INVESTORS INCLUDING:      THROUGH SELECTED          THROUGH SELECTED         THROUGH SELECTED
                       - Current Class I         SECURITIES DEALERS.       SECURITIES DEALERS.      SECURITIES DEALERS.
                         shareholders
                       - Certain Retirement
                         Plans
                       - Participants of
                         certain sponsored
                         programs
                       - Certain affiliates
                         of selected securities
                         dealers
---------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE?  YES. PAYABLE AT TIME OF   YES. PAYABLE AT TIME OF   NO. ENTIRE PURCHASE      NO. ENTIRE PURCHASE
                       PURCHASE. LOWER SALES     PURCHASE. LOWER SALES     PRICE IS INVESTED IN     PRICE IS INVESTED IN
                       CHARGES AVAILABLE FOR     CHARGES AVAILABLE FOR     SHARES OF THE FUND.      SHARES OF THE FUND.
                       CERTAIN LARGER            CERTAIN LARGER
                       INVESTMENTS.              INVESTMENTS.
---------------------------------------------------------------------------------------------------------------------------
DEFERRED SALES         NO. (MAY BE CHARGED FOR   NO. (MAY BE CHARGED FOR   YES. PAYABLE IF YOU      YES. PAYABLE IF YOU
CHARGE?                PURCHASES OVER $1         PURCHASES OVER $1         REDEEM WITHIN SIX YEARS  REDEEM WITHIN ONE YEAR
                       MILLION THAT ARE          MILLION THAT ARE          OF PURCHASE.             OF PURCHASE.
                       REDEEMED WITHIN ONE       REDEEMED WITHIN ONE
                       YEAR.)                    YEAR.)
---------------------------------------------------------------------------------------------------------------------------
ACCOUNT MAINTENANCE    NO.                       0.25% ACCOUNT             0.25% ACCOUNT            0.25% ACCOUNT
AND DISTRIBUTION                                 MAINTENANCE FEE. NO       MAINTENANCE FEE. 0.75%   MAINTENANCE FEE. 0.75%
FEES?                                            DISTRIBUTION FEE.         DISTRIBUTION FEE.        DISTRIBUTION FEE.
---------------------------------------------------------------------------------------------------------------------------
CONVERSION TO CLASS A  NO.                       NO.                       YES, AUTOMATICALLY       NO.
SHARES?                                                                    AFTER 8 YEARS.
---------------------------------------------------------------------------------------------------------------------------


14                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

RIGHT OF ACCUMULATION -- permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

LETTER OF INTENT -- permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

CLASS I AND A SHARES -- INITIAL SALES CHARGE OPTIONS

The public offering price of Class I and Class A shares during the subscription period is $10.00 per share. If you select Class I or A shares, you will pay a sales charge at the time of purchase (whether during or after the subscription period) as shown in the following table. During the subscription period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters). After the subscription period, the dealer compensation will be as shown in the last column.

                                                                           DEALER
                                                                        COMPENSATION
                                AS A % OF            AS A % OF            AS A % OF
     YOUR INVESTMENT         OFFERING PRICE      YOUR INVESTMENT*      OFFERING PRICE
---------------------------------------------------------------------------------------
LESS THAN $25,000                 5.25%                5.54%                5.00%
---------------------------------------------------------------------------------------
$25,000 BUT LESS THAN
$50,000                           4.75%                4.99%                4.50%
---------------------------------------------------------------------------------------
$50,000 BUT LESS THAN
$100,000                          4.00%                4.17%                3.75%
---------------------------------------------------------------------------------------
$100,000 BUT LESS THAN
$250,000                          3.00%                3.09%                2.75%
---------------------------------------------------------------------------------------
$250,000 BUT LESS THAN
$1,000,000                        2.00%                2.04%                1.80%
---------------------------------------------------------------------------------------
$1,000,000 AND OVER**             0.00%                0.00%                0.00%
---------------------------------------------------------------------------------------

 * Rounded to the nearest one-hundredth percent.

** If you invest $1,000,000 or more in Class I or A shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends or distributions.

A reduced or waived sales charge on a purchase of Class I or A shares may apply for:

      - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT.
      - Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates.


MERCURY INTERNATIONAL FUND                                                    15

[ACCOUNT CHOICES LOGO]

Account Choices

      - Certain employer-sponsored retirement or savings plans.
      - Certain investors, including directors of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates, and employees of selected dealers.
      - Certain fee-based programs managed by Mercury or its affiliates.
      - Certain fee-based programs managed by selected dealers that have an agreement with Mercury.
      - Purchases through certain financial advisers that meet and adhere to standards established by Mercury.

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Fund, certain retirement plans and participants in certain programs sponsored by Mercury or its affiliates. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to an account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or the Fund's Transfer Agent at 1-888-763-2260.

CLASS B AND C SHARES -- DEFERRED SALES CHARGE OPTIONS

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant or other dealer who assists you in your decision to purchase Fund shares. The public offering price of Class B and C shares during the subscription period will be $10.00 per share.


16                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

CLASS B SHARES

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

 YEAR SINCE PURCHASE     Sales Charge*
-----------------------------------------
 0 - 1                   4.00%
-----------------------------------------
 1 - 2                   4.00%
-----------------------------------------
 2 - 3                   3.00%
-----------------------------------------
 3 - 4                   3.00%
-----------------------------------------
 4 - 5                   2.00%
-----------------------------------------
 5 - 6                   1.00%
-----------------------------------------
 6 AND AFTER             0.00%
-----------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend or capital gain reinvestment are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares will be reduced or waived in certain circumstances, such as:

      - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).
      - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
      - Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates.
      - Redemption in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury.
      - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).
      - Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.


MERCURY INTERNATIONAL FUND                                                    17

[ACCOUNT CHOICES LOGO]

Account Choices

Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund's eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. In any event, the length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule.

The conversion schedule may be modified in certain other cases as well.

CLASS C SHARES

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or distributions.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision.


18                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
BUY SHARES             First, select the share class        Please refer to the pricing of shares table on page 14. Be
                       appropriate for you                  sure to read this Prospectus carefully.
                       -------------------------------------------------------------------------------------------------
                       Next, determine the amount of        The minimum initial investment for the Fund is $1,000 for
                       your investment                      all accounts except:
                                                            - $500 for certain fee-based programs
                                                            - $100 for retirement plans
                                                            (The minimums for initial investments may be waived or
                                                            reduced under certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Have your financial consultant       Any purchase orders received by a securities dealer prior to
                       or securities dealer submit          the close of business on the New York Stock Exchange and
                       your purchase order                  received by the Distributor from the securities dealer
                                                            within thirty minutes after the close of business on the New
                                                            York Stock Exchange will be priced at the net asset value
                                                            determined that day.
                                                            Purchase orders received after that time will be priced at the net asset value determined on the next business day. The
                                                            Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain securities dealers may charge a fee to process a purchase. For example, the fee
                                                            charged by Merrill Lynch, Pierce, Fenner & Smith
                                                            Incorporated is currently $5.35. The fees charged by other securities dealers may be higher or lower.
                       -------------------------------------------------------------------------------------------------
                       Or contact the Transfer Agent        Instead of purchasing through a financial consultant or
                                                            securities dealer, you can purchase shares of the Fund by
                                                            mailing a purchase order directly to the Transfer Agent at the address on the inside back cover of this Prospectus.
------------------------------------------------------------------------------------------------------------------------
ADD TO YOUR            Purchase additional shares           The minimum investment for additional purchases is $100 for
INVESTMENT                                                  all accounts except:
                                                            - $50 for certain fee-based programs
                                                            - $1 for retirement plans
                                                            (The minimums for additional purchases may be waived under certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Acquire additional shares            All dividends and capital gains distributions are
                       through the automatic dividend       automatically reinvested without a sales charge.
                       reinvestment plan
                       -------------------------------------------------------------------------------------------------
                       Participate in the automated         You may automatically invest a specific amount in the Fund
                       investment plan                      on a periodic basis through your securities dealer:
                                                            - The current minimum for such automatic investments is $50.
                                                              The minimum may be waived or revised under certain
                                                              circumstances.
------------------------------------------------------------------------------------------------------------------------


MERCURY INTERNATIONAL FUND                                                    19

[ACCOUNT CHOICES LOGO]

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO     Transfer to a participating          To transfer your shares of the Fund to another securities
ANOTHER SECURITIES     securities dealer                    dealer, authorized dealer agreements must be in place
DEALER                                                      between the Distributor and the transferring securities
                                                            dealer and the Distributor and the receiving securities
                                                            dealer. All shareholder services will be available for the transferred shares. All future trading of these shares must be coordinated by the receiving securities dealer.
                       -------------------------------------------------------------------------------------------------
                       Transfer to a non-participating      You cannot transfer your shares of the Fund to a securities
                       securities dealer                    dealer that does not have an authorized dealer agreement
                                                            with the Distributor.
                                                            You must either:
                                                            - Transfer your shares to an account with the Transfer
                                                              Agent; or
                                                            - Sell your shares.
------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES       Have your financial consultant       To ensure that your sales order will be priced at the net
                       or securities dealer submit          asset value on the day of your request, you must submit your
                       your sales order                     request to your dealer before that day's close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund accepts sales orders from dealers on any
                                                            business day until thirty minutes after the close of
                                                            business on the New York Stock Exchange (meaning that the
                                                            request must be received from the dealer by 4:30 p.m.
                                                            Eastern time on most days, and earlier on a few days). Any sales order request received from a dealer after that time will be priced at the close of business on the next business day.
                                                            Certain securities dealers may charge a fee to process a
                                                            sale of shares. For example, the fee charged by Merrill
                                                            Lynch, Pierce, Fenner & Smith, Incorporated is currently
                                                            $5.35. The fees charged by other securities dealers may be higher or lower.
                                                            The Fund may reject an order to sell shares under certain
                                                            circumstances.
                       -------------------------------------------------------------------------------------------------
                       Sell through the Transfer Agent      You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this Prospectus. All shareholders on the account must
                                                            sign the letter and signatures must be guaranteed. Depending on the type of account and/or type of distribution, certain additional documentation may be required. The Transfer Agent will normally mail sale proceeds within seven days following receipt of a properly completed request. If you make a sales order request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not exceed
                                                            ten days.
------------------------------------------------------------------------------------------------------------------------


20                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
SELL SHARES            Participate in the Fund's            You can generally arrange through your selected dealer for
SYSTEMATICALLY         Systematic Redemption Program        systematic sales of shares of a fixed dollar amount on a
                                                            monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. You must have dividends and other distributions automatically reinvested. For Class B
                                                            and C shares your total annual withdrawals cannot be more
                                                            than 10% of the value of your shares at the time the Program is established. The deferred sales charge is waived for
                                                            systematic sales of shares. Ask your financial consultant
                                                            for details.
------------------------------------------------------------------------------------------------------------------------
EXCHANGE YOUR          Select the fund into which you       You can exchange your shares of the Fund for shares of other
SHARES                 want to exchange. Be sure to         Mercury mutual funds or for shares of the Summit Cash
                       read that fund's prospectus          Reserves Fund. You must have held the shares used in the
                                                            exchange for at least 15 calendar days before you can
                                                            exchange to another fund.
                                                            Each class of Fund shares is generally exchangeable for
                                                            shares of the same class of another Mercury fund. If you own
                                                            Class I or Class A shares and wish to exchange into Summit, you will exchange into Class A shares of Summit. Class B or
                                                            Class C shares can be exchanged for Class B shares of
                                                            Summit.
                                                            Some of the Mercury mutual funds may impose a different
                                                            initial or deferred sales charge schedule. If you exchange
                                                            Class I or Class A shares for shares of a fund with a higher initial sales charge than you originally paid, you may be
                                                            charged the difference at the time of exchange. If you
                                                            exchange Class B or Class C shares for shares of a fund with a different deferred sales charge schedule, the higher
                                                            schedule will apply. The time you hold Class B or Class C
                                                            shares in both funds will count when determining your
                                                            holding period for calculating a deferred sales charge at
                                                            redemption. Your time in both funds will also count when
                                                            determining the holding period for a conversion from Class B to Class A shares.
                                                            Although there is currently no limit on the number of
                                                            exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
------------------------------------------------------------------------------------------------------------------------


MERCURY INTERNATIONAL FUND                                                    21

[ACCOUNT CHOICES LOGO]

Account Choices

NET ASSET VALUE -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the one calculated after your purchase or redemption order is received. Net asset value is generally calculated by valuing each security at its closing price for the day. Many of the Fund's investments are traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in the Fund's net asset value. Non-U.S. securities sometimes trade on days that the New York Stock Exchange is closed. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a non-U.S. exchange that is likely to significantly affect the Fund's net asset value, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this. Securities and assets for which market quotations are not readily available are also valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Generally, Class I shares will have the highest net asset value, because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.


22                                                    MERCURY INTERNATIONAL FUND

[ACCOUNT CHOICES LOGO]

Account Choices

DIVIDENDS -- income paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DISTRIBUTIONS -- capital gains paid to shareholders. Distributions may be reinvested in the Fund as they are paid.

FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including through exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into the Summit fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. DIVIDENDS and DISTRIBUTIONS may be reinvested automatically in shares of the Fund at net asset value without a sales charge or taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends and distributions in cash, contact the Transfer Agent.


MERCURY INTERNATIONAL FUND                                                    23

[ACCOUNT CHOICES LOGO]

Account Choices

"BUYING A DIVIDEND"
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend or distribution. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Before investing you may want to consult your tax advisor.

You will pay tax on dividends and distributions from the Fund whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax.

The Fund intends to make distributions that will either be taxed as ordinary income or capital gains. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold.

The Fund expects to make an election that will require you to include in income your share of foreign withholding taxes paid by the Fund. You will be entitled to treat these taxes as taxes paid by you, and therefore, deduct such taxes in computing your taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes you otherwise owe.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.


24                                                    MERCURY INTERNATIONAL FUND

[THE MANAGEMENT TEAM LOGO]

The Management Team

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the Mercury Asset Management Master Trust. Investors in the Fund will acquire an indirect interest in the underlying Portfolio.

Other "feeder" funds may also invest in the "master" Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio.

Whenever the Portfolio holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders.


MERCURY INTERNATIONAL FUND                                                    25

[THE MANAGEMENT TEAM LOGO]

The Management Team

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Mercury Asset Management International Ltd. manages the underlying Portfolio's investments under the overall supervision of the Board of Trustees of the Mercury Asset Management Master Trust. The investment adviser has the responsibility for making all investment decisions for the Fund.

The senior investment professionals in the group that have managed the Fund's portfolio since the Fund started operations include:

Claus Anthon, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser since 1982.

Tammy Chow, Associate Director of Mercury Asset Management. She has been employed as an investment professional by the investment adviser since 1994. Ms. Chow was a senior fund manager for Far Eastern Markets for Credit Lyonnais International Asset Management, Hong Kong from 1988 to 1994.

Gary Lowe, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser since 1992.

Juliet Marber, Director of Mercury Asset Management. She has been employed as an investment professional by the investment adviser since 1987.

Charles Prideaux, Director of Mercury Asset Management. He has been employed as an investment professional by the investment adviser since 1988. Mr. Prideaux is primarily responsible for the day-to-day management of the Fund.

Manraj Sekhon has been employed as an investment professional by the investment adviser since 1994.

Mercury and its affiliates manage portfolios with over $489.3 billion in assets (as of June 1998) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates. The advisory agreement between the Trust and the investment adviser gives the investment adviser the responsibility for making all investment decisions.


26                                                    MERCURY INTERNATIONAL FUND

[THE MANAGEMENT TEAM LOGO]

The Management Team

The investment adviser is paid at the rate of 0.75% of the Portfolio's average daily net assets.

The investment adviser has hired Fund Asset Management, L.P., an affiliate, to manage daily cash assets. The Fund does not pay any incremental fee for this service, although Mercury may make payments to Fund Asset Management, L.P. See "Fees and Expenses" under "Fund Facts" for information about the fees paid to Mercury Asset Management and its affiliates.

The Fund does not have an investment adviser, since the Fund's assets will be invested in its corresponding Portfolio. Fund Asset Management, L.P. provides administrative services to the Fund.

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the investment adviser or other Fund service providers do not properly address this problem before January 1, 2000. The investment adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the administrator that they also expect to resolve the Year 2000 Problem, and the administrator will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests, and this could hurt the Fund's investment returns.


MERCURY INTERNATIONAL FUND                                                    27

                     [This page intentionally left blank]

[THE MANAGEMENT TEAM LOGO]

The Management Team

FUND
Mercury International Fund
of Mercury Asset Management Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

INVESTMENT ADVISER
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England

ADMINISTRATOR AND SUB-ADVISER
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289
(888-763-2260)

INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540-6400

DISTRIBUTOR
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York 10022

MERCURY INTERNATIONAL FUND

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SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information, contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Fund at the address and telephone number indicated above.

Contact your financial consultant or the Fund at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

Investment Company Act File #811-08797.

CODE #19032-0898
(C) Mercury Asset Management International Ltd.

MERCURY INTERNATIONAL FUND
OF MERCURY ASSET MANAGEMENT FUNDS, INC.

[MERCURY ARTWORK]

PROSPECTUS - AUGUST 14, 1998

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